Equipment and Other Assets on Operating Leases, Net - Components of Equipment and Other Assets on Operating Leases (Detail) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Leased Vehicles - Guaranteed Depreciation Program [Member]	Dec. 31, 2012 Leased Vehicles - Guaranteed Depreciation Program [Member]	Dec. 31, 2013 Other leased assets [Member]	Dec. 31, 2012 Other leased assets [Member]	Dec. 31, 2013 Minimum [Member] Leased Vehicles - Guaranteed Depreciation Program [Member]	Dec. 31, 2013 Minimum [Member] Other leased assets [Member]	Dec. 31, 2013 Maximum [Member] Leased Vehicles - Guaranteed Depreciation Program [Member]	Dec. 31, 2013 Maximum [Member] Other leased assets [Member]
Property Subject to or Available for Operating Lease [Line Items]
Service Lives (years)							5 years	5 years	15 years	40 years
Equipment on operating leases, gross	$ 1,502	$ 1,060	$ 1,028	$ 601	$ 474	$ 459
Accumulated depreciation	(111)	(84)
Total	$ 1,391	$ 976